Schedule of Stock Options Activity (Details) - $ / shares				12 Months Ended
	Oct. 17, 2025	Oct. 14, 2025	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of stock options, beginning				184,147	256,304
Weighted average exercise price beginning balance				$ 18.20	$ 18.06
Number of stock options, granted	20,000	17,903	2,500	17,903	2,500
Weighted average exercise price, granted				$ 7.53	$ 5.60
Number of stock options, expired				(170,218)	(45,000)
Weighted average exercise price, expired				$ 19.25	$ 21.00
Number of stock options, expired					(29,657)
Weighted average exercise price, expired					$ 11.73
Number of stock options, granted				20,000
Weighted average exercise price, granted				$ 6.65
Number of stock options, ending				51,832	184,147
Weighted average exercise price ending balance				$ 6.59	$ 18.20